Exchange rates (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Schedule of Foreign Exchange Rate

	2023		2022		2021
$1 equivalent	Average	Closing	Average	Closing	Average	Closing

Sterling	£0.80	£0.78	£0.81	£0.83	£0.73	£0.74

Euro	€0.92	€0.90	€ 0.95	€ 0.94	€ 0.85	€ 0.88